Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000923184
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
MATTHEWS ASIAN GROWTH AND INCOME FUND (Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACSX
MATTHEWS ASIA DIVIDEND FUND (Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPIX
MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCDFX
MATTHEWS ASIA GROWTH FUND (Prospectus Summary) | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPACX
MATTHEWS PACIFIC TIGER FUND (Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPTX
MATTHEWS CHINA FUND (Prospectus Summary) | MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCHFX
MATTHEWS INDIA FUND (Prospectus Summary) | MATTHEWS INDIA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINDX
MATTHEWS JAPAN FUND (Prospectus Summary) | MATTHEWS JAPAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJFOX
MATTHEWS KOREA FUND (Prospectus Summary) | MATTHEWS KOREA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAKOX
MATTHEWS ASIA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMLX
MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSMX
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATFX

MATTHEWS ASIAN GROWTH AND INCOME FUND (Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND
Matthews Asian Growth and Income Fund
Investment Objective
Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIAN GROWTH AND INCOME FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS ASIAN GROWTH AND INCOME FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.46%
Total Annual Operating Expenses	1.13%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIAN GROWTH AND INCOME FUND Investor Class Shares	115	359	622	1,375

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities and convertible securities, of any duration or quality, of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan,
Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam.
The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region's growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
21.57%

Worst Quarter
Q4 2008
-14.41%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS ASIAN GROWTH AND INCOME FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asian Growth and Income Fund Return before taxes		19.18%	11.42%	15.35%	11.65%	Sep 12, 1994
Investor Class Shares After Taxes on Distributions	Matthews Asian Growth and Income Fund Return after taxes on distributions	[1]	18.22%	9.60%	13.66%	9.39%	Sep 12, 1994
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asian Growth and Income Fund Return after taxes on distributions and sale of Fund shares	[1]	13.12%	9.39%	13.07%	9.06%	Sep 12, 1994
MSCI All Country Asia ex Japan Index	MSCI All Country Asia ex Japan Index		19.93%	13.19%	13.31%	4.56%	Aug 31, 1994
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS ASIAN GROWTH AND INCOME FUND (Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Asian Growth and Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation. The Fund also seeks to provide some current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities and convertible securities, of any duration or quality, of companies located in Asia, which includes China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan,
Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam.
The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region's growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
21.57%

Worst Quarter
Q4 2008
-14.41%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS ASIAN GROWTH AND INCOME FUND (Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.41%)
MATTHEWS ASIAN GROWTH AND INCOME FUND | MSCI All Country Asia ex Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia ex Japan Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1994
MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2001	rr_AnnualReturn2001	14.28%
Annual Return 2002	rr_AnnualReturn2002	9.01%
Annual Return 2003	rr_AnnualReturn2003	38.62%
Annual Return 2004	rr_AnnualReturn2004	21.44%
Annual Return 2005	rr_AnnualReturn2005	15.76%
Annual Return 2006	rr_AnnualReturn2006	23.38%
Annual Return 2007	rr_AnnualReturn2007	21.54%
Annual Return 2008	rr_AnnualReturn2008	(32.07%)
Annual Return 2009	rr_AnnualReturn2009	41.44%
Annual Return 2010	rr_AnnualReturn2010	19.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asian Growth and Income Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 1994
MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asian Growth and Income Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 1994
MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asian Growth and Income Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 1994

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS ASIA DIVIDEND FUND (Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND
Matthews Asia Dividend Fund
Investment Objective
Total return with an emphasis on providing current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIA DIVIDEND FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MATTHEWS ASIA DIVIDEND FUND Investor Class Shares
Management Fees		0.67%
Distribution (12b-1) Fees		none
Administration and Shareholder Servicing Fees		0.16%
Other Expenses		0.47%
Total Annual Operating Expenses	[1]	1.14%
[1]	These operating expenses are based on actual expenses paid by the Fund during its last fiscal year. The total operating expenses were 1.15% including Matthews' recoupment of all remaining prior expense subsidies.

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIA DIVIDEND FUND Investor Class Shares	116	362	628	1,386

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in Asia, which includes China, Hong Kong, India,
Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri
Lanka, Taiwan, Thailand, and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly.
If the value of the Fund's investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund's objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews' judgment) to pay increasing dividends.
Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company's size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Past Performance
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
25.07%

Worst Quarter
Q3 2008
-12.30%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS ASIA DIVIDEND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asia Dividend Fund Return before taxes		22.83%	13.73%	Oct 31, 2006
Investor Class Shares After Taxes on Distributions	Matthews Asia Dividend Fund Return after taxes on distributions	[1]	22.06%	12.60%	Oct 31, 2006
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asia Dividend Fund Return after taxes on distributions and sale of Fund shares	[1]	15.41%	11.41%	Oct 31, 2006
MSCI All Country Asia Pacific Index	MSCI All Country Asia Pacific Index		17.25%	3.45%	Oct 31, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS ASIA DIVIDEND FUND (Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Asia Dividend Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Total return with an emphasis on providing current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in Asia, which includes China, Hong Kong, India,
Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri
Lanka, Taiwan, Thailand, and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly.
If the value of the Fund's investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund's objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews' judgment) to pay increasing dividends.
Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company's size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
25.07%

Worst Quarter
Q3 2008
-12.30%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS ASIA DIVIDEND FUND (Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.30%)
MATTHEWS ASIA DIVIDEND FUND | MSCI All Country Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia Pacific Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2007	rr_AnnualReturn2007	18.05%
Annual Return 2008	rr_AnnualReturn2008	(25.97%)
Annual Return 2009	rr_AnnualReturn2009	47.59%
Annual Return 2010	rr_AnnualReturn2010	22.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Dividend Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Dividend Fund Return after taxes on distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Dividend Fund Return after taxes on distributions and sale of Fund shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006

[1]	These operating expenses are based on actual expenses paid by the Fund during its last fiscal year. The total operating expenses were 1.15% including Matthews' recoupment of all remaining prior expense subsidies.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND
Matthews China Dividend Fund
Investment Objective
Total return with an emphasis on providing current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS CHINA DIVIDEND FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MATTHEWS CHINA DIVIDEND FUND Investor Class Shares
Management Fees		0.67%
Distribution (12b-1) Fees		none
Administration and Shareholder Servicing Fees		0.16%
Other Expenses		1.28%
Fee Waiver and Expense Reimbursement	[1]	(0.45%)
Total Annual Operating Expenses		1.50%
[1]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2013 to the extent needed to limit Total Annual Operating Expenses to 1.50%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days' written notice.

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS CHINA DIVIDEND FUND Investor Class Shares	153	542	985	2,216

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in China and Taiwan. China also includes its administrative and other districts, such as Hong Kong. The Fund may also invest in convertible fixed-income securities. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. A company is considered to be
"located" in a country if it (i) is organized under the laws of that country;
(ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the
Fund's investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund's objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews' judgment) to pay increasing dividends.
Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company's size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically.
Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility  of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Risks Associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds' investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance
The bar chart below shows the Fund's performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the first complete calendar year of operations.

ANNUAL RETURN FOR YEAR ENDED 12/31

Best Quarter
Q3 2010
14.29%

Worst Quarter
Q2 2010
-1.06%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS CHINA DIVIDEND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews China Dividend Fund Return before taxes		22.53%	22.60%	Nov 30, 2009
Investor Class Shares After Taxes on Distributions	Matthews China Dividend Fund Return after taxes on distributions	[1]	21.66%	21.80%	Nov 30, 2009
Investor Class Shares After Taxes on Distributions and Sales	Matthews China Dividend Fund Return after taxes on distributions and sale of Fund shares	[1]	14.77%	18.79%	Nov 30, 2009
MSCI China Index	MSCI China Index		4.83%	4.89%	Nov 30, 2009
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews China Dividend Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Total return with an emphasis on providing current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in China and Taiwan. China also includes its administrative and other districts, such as Hong Kong. The Fund may also invest in convertible fixed-income securities. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. A company is considered to be
"located" in a country if it (i) is organized under the laws of that country;
(ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the
Fund's investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund's objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews' judgment) to pay increasing dividends.
Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company's size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically.
Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility  of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Risks Associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds' investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	he information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURN FOR YEAR ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the first complete calendar year of operations.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3 2010
14.29%

Worst Quarter
Q2 2010
-1.06%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
MATTHEWS CHINA DIVIDEND FUND | MSCI China Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,216
Annual Return 2010	rr_AnnualReturn2010	22.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Dividend Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Dividend Fund Return after taxes on distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Dividend Fund Return after taxes on distributions and sale of Fund shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009

[1]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2013 to the extent needed to limit Total Annual Operating Expenses to 1.50%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days' written notice.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS ASIA GROWTH FUND (Prospectus Summary) | MATTHEWS ASIA GROWTH FUND
Matthews Asia Growth Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIA GROWTH FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS ASIA GROWTH FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.52%
Total Annual Operating Expenses	1.19%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIA GROWTH FUND Investor Class Shares	121	378	654	1,443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia, which includes China, Hong Kong, India,
Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri
Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Past Performance
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
33.81%

Worst Quarter
Q3 2008
-15.04%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS ASIA GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asia Growth Fund Return before taxes		26.85%	8.59%	12.09%	Oct 31, 2003
Investor Class Shares After Taxes on Distributions	Matthews Asia Growth Fund Return after taxes on distributions	[1]	26.70%	7.96%	11.63%	Oct 31, 2003
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asia Growth Fund Return after taxes on distributions and sale of Fund shares	[1]	17.68%	7.40%	10.68%	Oct 31, 2003
MSCI All Country Asia Pacific Index	MSCI All Country Asia Pacific Index		17.25%	4.80%	9.69%	Oct 31, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS ASIA GROWTH FUND (Prospectus Summary) | MATTHEWS ASIA GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Asia Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia, which includes China, Hong Kong, India,
Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri
Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
33.81%

Worst Quarter
Q3 2008
-15.04%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS ASIA GROWTH FUND (Prospectus Summary) | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.04%)
MATTHEWS ASIA GROWTH FUND | MSCI All Country Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia Pacific Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2004	rr_AnnualReturn2004	22.35%
Annual Return 2005	rr_AnnualReturn2005	18.84%
Annual Return 2006	rr_AnnualReturn2006	17.39%
Annual Return 2007	rr_AnnualReturn2007	11.92%
Annual Return 2008	rr_AnnualReturn2008	(37.44%)
Annual Return 2009	rr_AnnualReturn2009	44.82%
Annual Return 2010	rr_AnnualReturn2010	26.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Growth Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
MATTHEWS ASIA GROWTH FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Growth Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
MATTHEWS ASIA GROWTH FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Growth Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS PACIFIC TIGER FUND (Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND
Matthews Pacific Tiger Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS PACIFIC TIGER FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS PACIFIC TIGER FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.42%
Total Annual Operating Expenses	1.09%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS PACIFIC TIGER FUND Investor Class Shares	111	347	601	1,329

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, which includes China, Hong
Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea,
Sri Lanka, Taiwan, Thailand and Vietnam (the "Pacific Tiger countries"). The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
41.53%

Worst Quarter
Q3 2001
-21.63%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS PACIFIC TIGER FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Pacific Tiger Fund Return before taxes		22.30%	14.47%	16.98%	9.90%	Sep 12, 1994
Investor Class Shares After Taxes on Distributions	Matthews Pacific Tiger Fund Return after taxes on distributions	[1]	22.35%	13.19%	16.26%	9.04%	Sep 12, 1994
Investor Class Shares After Taxes on Distributions and Sales	Matthews Pacific Tiger Fund Return after taxes on distributions and sale of Fund shares	[1]	14.69%	12.39%	15.29%	8.54%	Sep 12, 1994
MSCI All Country Asia ex Japan Index	MSCI All Country Asia ex Japan Index		19.93%	13.19%	13.31%	4.56%	Aug 31, 1994
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS PACIFIC TIGER FUND (Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Pacific Tiger Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, which includes China, Hong
Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea,
Sri Lanka, Taiwan, Thailand and Vietnam (the "Pacific Tiger countries"). The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
41.53%

Worst Quarter
Q3 2001
-21.63%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS PACIFIC TIGER FUND (Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
MATTHEWS PACIFIC TIGER FUND | MSCI All Country Asia ex Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia ex Japan Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1994
MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Annual Return 2001	rr_AnnualReturn2001	7.91%
Annual Return 2002	rr_AnnualReturn2002	(6.47%)
Annual Return 2003	rr_AnnualReturn2003	60.15%
Annual Return 2004	rr_AnnualReturn2004	23.34%
Annual Return 2005	rr_AnnualReturn2005	22.51%
Annual Return 2006	rr_AnnualReturn2006	27.22%
Annual Return 2007	rr_AnnualReturn2007	33.66%
Annual Return 2008	rr_AnnualReturn2008	(46.12%)
Annual Return 2009	rr_AnnualReturn2009	75.37%
Annual Return 2010	rr_AnnualReturn2010	22.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Pacific Tiger Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 1994
MATTHEWS PACIFIC TIGER FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Pacific Tiger Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 1994
MATTHEWS PACIFIC TIGER FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Pacific Tiger Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 1994

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS CHINA FUND (Prospectus Summary) | MATTHEWS CHINA FUND
Matthews China Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS CHINA FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS CHINA FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.48%
Total Annual Operating Expenses	1.15%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS CHINA FUND Investor Class Shares	117	365	633	1,398

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds' investments.

Taiwan: The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
34.28%

Worst Quarter
Q3 2001
-27.11%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS CHINA FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews China Fund Return before taxes		15.77%	24.20%	19.73%	13.70%	Feb 19, 1998
Investor Class Shares After Taxes on Distributions	Matthews China Fund Return after taxes on distributions	[1]	15.67%	22.88%	18.81%	12.74%	Feb 19, 1998
Investor Class Shares After Taxes on Distributions and Sales	Matthews China Fund Return after taxes on distributions and sale of Fund shares	[1]	10.38%	21.07%	17.63%	11.94%	Feb 19, 1998
MSCI China Index	MSCI China Index		4.83%	20.58%	14.21%	4.20%	Feb 28, 1998
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS CHINA FUND (Prospectus Summary) | MATTHEWS CHINA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews China Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds' investments.

Taiwan: The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
34.28%

Worst Quarter
Q3 2001
-27.11%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS CHINA FUND (Prospectus Summary) | MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.11%)
MATTHEWS CHINA FUND | MSCI China Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1998
MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	20.91%
Annual Return 2002	rr_AnnualReturn2002	(7.52%)
Annual Return 2003	rr_AnnualReturn2003	65.00%
Annual Return 2004	rr_AnnualReturn2004	3.88%
Annual Return 2005	rr_AnnualReturn2005	6.91%
Annual Return 2006	rr_AnnualReturn2006	64.81%
Annual Return 2007	rr_AnnualReturn2007	70.14%
Annual Return 2008	rr_AnnualReturn2008	(48.95%)
Annual Return 2009	rr_AnnualReturn2009	78.30%
Annual Return 2010	rr_AnnualReturn2010	15.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	24.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	19.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1998
MATTHEWS CHINA FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1998
MATTHEWS CHINA FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1998

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS INDIA FUND (Prospectus Summary) | MATTHEWS INDIA FUND
Matthews India Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS INDIA FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS INDIA FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.51%
Total Annual Operating Expenses	1.18%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS INDIA FUND Investor Class Shares	120	375	649	1,432

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters;
corruption and military activity. Furthermore, the economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and
Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Past Performance
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
66.04%

Worst Quarter
Q4 2008
-31.17%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS INDIA FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews India Fund Return before taxes		32.53%	17.15%	19.38%	Oct 31, 2005
Investor Class Shares After Taxes on Distributions	Matthews India Fund Return after taxes on distributions	[1]	32.38%	16.59%	18.83%	Oct 31, 2005
Investor Class Shares After Taxes on Distributions and Sales	Matthews India Fund Return after taxes on distributions and sale of Fund shares	[1]	21.20%	14.91%	16.98%	Oct 31, 2005
Bombay Stock Exchange 100 Index	Bombay Stock Exchange 100 Index		21.89%	18.26%	21.69%	Oct 31, 2005
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS INDIA FUND (Prospectus Summary) | MATTHEWS INDIA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews India Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters;
corruption and military activity. Furthermore, the economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and
Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
66.04%

Worst Quarter
Q4 2008
-31.17%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS INDIA FUND (Prospectus Summary) | MATTHEWS INDIA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	66.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.17%)
MATTHEWS INDIA FUND | Bombay Stock Exchange 100 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bombay Stock Exchange 100 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
MATTHEWS INDIA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2006	rr_AnnualReturn2006	36.48%
Annual Return 2007	rr_AnnualReturn2007	64.13%
Annual Return 2008	rr_AnnualReturn2008	(62.32%)
Annual Return 2009	rr_AnnualReturn2009	97.25%
Annual Return 2010	rr_AnnualReturn2010	32.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews India Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
MATTHEWS INDIA FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews India Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
MATTHEWS INDIA FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews India Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS JAPAN FUND (Prospectus Summary) | MATTHEWS JAPAN FUND
Matthews Japan Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS JAPAN FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS JAPAN FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.63%
Total Annual Operating Expenses	1.30%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS JAPAN FUND Investor Class Shares	132	412	713	1,568

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks associated with Japan: Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan's economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan's economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date,
Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.
Japan's growth prospects appear to be dependent on its export capabilities.
Japan's neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole.
Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q3 2003
37.26%

Worst Quarter
Q3 2001
-20.79%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS JAPAN FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Japan Fund Return before taxes		19.58%	(4.72%)	0.75%	4.39%	Dec 31, 1998
Investor Class Shares After Taxes on Distributions	Matthews Japan Fund Return after taxes on distributions	[1]	18.42%	(5.19%)	0.25%	3.69%	Dec 31, 1998
Investor Class Shares After Taxes on Distributions and Sales	Matthews Japan Fund Return after taxes on distributions and sale of Fund shares	[1]	13.16%	(4.02%)	0.44%	3.50%	Dec 31, 1998
MSCI Japan Index	MSCI Japan Index		15.59%	(2.33%)	1.14%	2.23%	Dec 31, 1998
Tokyo Stock Price Index	Tokyo Stock Price Index		13.86%	(3.26%)	1.04%	2.42%	Dec 31, 1998
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS JAPAN FUND (Prospectus Summary) | MATTHEWS JAPAN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Japan Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks associated with Japan: Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan's economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan's economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date,
Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.
Japan's growth prospects appear to be dependent on its export capabilities.
Japan's neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole.
Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3 2003
37.26%

Worst Quarter
Q3 2001
-20.79%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS JAPAN FUND (Prospectus Summary) | MATTHEWS JAPAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
MATTHEWS JAPAN FUND | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Japan Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
MATTHEWS JAPAN FUND | Tokyo Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Tokyo Stock Price Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
MATTHEWS JAPAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2001	rr_AnnualReturn2001	(29.15%)
Annual Return 2002	rr_AnnualReturn2002	(13.39%)
Annual Return 2003	rr_AnnualReturn2003	59.54%
Annual Return 2004	rr_AnnualReturn2004	22.03%
Annual Return 2005	rr_AnnualReturn2005	14.83%
Annual Return 2006	rr_AnnualReturn2006	(6.44%)
Annual Return 2007	rr_AnnualReturn2007	(10.96%)
Annual Return 2008	rr_AnnualReturn2008	(28.38%)
Annual Return 2009	rr_AnnualReturn2009	10.06%
Annual Return 2010	rr_AnnualReturn2010	19.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Japan Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
MATTHEWS JAPAN FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Japan Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
MATTHEWS JAPAN FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Japan Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS KOREA FUND (Prospectus Summary) | MATTHEWS KOREA FUND
Matthews Korea Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS KOREA FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS KOREA FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.54%
Total Annual Operating Expenses	1.21%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS KOREA FUND Investor Class Shares	123	384	665	1,466

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Risks associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea's financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South
Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea's economy.

The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q4 2001
50.51%

Worst Quarter
Q3 2008
-23.90%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS KOREA FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Korea Fund Return before taxes		21.86%	4.77%	19.83%	5.80%	Jan 3, 1995
Investor Class Shares After Taxes on Distributions	Matthews Korea Fund Return after taxes on distributions	[1]	21.47%	3.56%	18.03%	3.47%	Jan 3, 1995
Investor Class Shares After Taxes on Distributions and Sales	Matthews Korea Fund Return after taxes on distributions and sale of Fund shares	[1]	14.70%	4.03%	17.47%	3.63%	Jan 3, 1995
Korea Composite Stock Price Index	Korea Composite Stock Price Index		25.95%	7.41%	18.52%	3.66%	Jan 3, 1995
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS KOREA FUND (Prospectus Summary) | MATTHEWS KOREA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Korea Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Risks associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea's financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South
Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea's economy.

The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4 2001
50.51%

Worst Quarter
Q3 2008
-23.90%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS KOREA FUND (Prospectus Summary) | MATTHEWS KOREA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	50.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
MATTHEWS KOREA FUND | Korea Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Korea Composite Stock Price Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
MATTHEWS KOREA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Annual Return 2001	rr_AnnualReturn2001	71.06%
Annual Return 2002	rr_AnnualReturn2002	8.20%
Annual Return 2003	rr_AnnualReturn2003	33.26%
Annual Return 2004	rr_AnnualReturn2004	23.49%
Annual Return 2005	rr_AnnualReturn2005	58.76%
Annual Return 2006	rr_AnnualReturn2006	12.99%
Annual Return 2007	rr_AnnualReturn2007	18.90%
Annual Return 2008	rr_AnnualReturn2008	(52.66%)
Annual Return 2009	rr_AnnualReturn2009	62.92%
Annual Return 2010	rr_AnnualReturn2010	21.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Korea Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	19.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
MATTHEWS KOREA FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Korea Fund Return after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
MATTHEWS KOREA FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Korea Fund Return after taxes on distributions and sale of Fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS ASIA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS ASIA SMALL COMPANIES FUND
Matthews Asia Small Companies Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIA SMALL COMPANIES FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MATTHEWS ASIA SMALL COMPANIES FUND Investor Class Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Administration and Shareholder Servicing Fees		0.16%
Other Expenses		0.59%
Total Annual Operating Expenses	[1]	1.59%
[1]	These operating expenses are based on actual expenses paid by the Fund during its last fiscal year. The total operating expenses were 1.63% including Matthews' recoupment of all remaining prior expense subsidies.

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIA SMALL COMPANIES FUND Investor Class Shares	162	502	866	1,889

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia excluding Japan, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines,
Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region ("Small
Companies"). The Fund shall not invest in any company that has a market capitalization (the number of the company's shares outstanding times the market price per share for such securities) higher than the greater of  $3 billion or the market capitalization of the largest company included in the Fund's primary benchmark index, if, at the time of purchase, more than 20% of the Fund's assets are invested in such companies. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies.
Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Past Performance
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
45.91%

Worst Quarter
Q2 2009
 -1.69%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS ASIA SMALL COMPANIES FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asia Small Companies Fund Return before taxes		35.54%	40.27%	Sep 15, 2008
Investor Class Shares After Taxes on Distributions	Matthews Asia Small Companies Fund Return after taxes on distributions	[1]	35.31%	39.95%	Sep 15, 2008
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asia Small Companies Fund Return after taxes on distributions and sale of Fund shares	[1]	23.41%	35.08%	Sep 15, 2008
MSCI All Country Asia ex Japan Small Cap Index	MSCI All Country Asia ex Japan Small Cap Index		24.61%	30.00%	Sep 15, 2008
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS ASIA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS ASIA SMALL COMPANIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Asia Small Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia excluding Japan, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines,
Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region ("Small
Companies"). The Fund shall not invest in any company that has a market capitalization (the number of the company's shares outstanding times the market price per share for such securities) higher than the greater of  $3 billion or the market capitalization of the largest company included in the Fund's primary benchmark index, if, at the time of purchase, more than 20% of the Fund's assets are invested in such companies. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies.
Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2 2009
45.91%

Worst Quarter
Q2 2009
 -1.69%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS ASIA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
MATTHEWS ASIA SMALL COMPANIES FUND | MSCI All Country Asia ex Japan Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia ex Japan Small Cap Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2008
MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Annual Return 2009	rr_AnnualReturn2009	103.00%
Annual Return 2010	rr_AnnualReturn2010	35.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Small Companies Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	40.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2008
MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Small Companies Fund Return after taxes on distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	39.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2008
MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Small Companies Fund Return after taxes on distributions and sale of Fund shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	35.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2008

[1]	These operating expenses are based on actual expenses paid by the Fund during its last fiscal year. The total operating expenses were 1.63% including Matthews' recoupment of all remaining prior expense subsidies.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND
Matthews China Small Companies Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS CHINA SMALL COMPANIES FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MATTHEWS CHINA SMALL COMPANIES FUND Investor Class Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Administration and Shareholder Servicing Fees		0.14%
Other Expenses	[1]	1.99%
Total Annual Fund Operating Expenses		2.99%
Fee Waiver and Expense Reimbursement	[2]	(0.99%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		2.00%
[1]	"Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
[2]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2014 to the extent needed to limit Total Annual Operating Expenses to 2.00%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days' written notice.

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MATTHEWS CHINA SMALL COMPANIES FUND Investor Class Shares	203	627

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance.

Principal Investment Strategy
Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China and Taiwan.
China includes its administrative and other districts, such as Hong Kong. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region ("Small
Companies"). The Fund shall not invest in any company that has a market capitalization (the number of the company's shares outstanding times the market price per share for such securities) higher than the greater of  $3 billion or the market capitalization of the largest company included in the Fund's primary benchmark index if, at the time of purchase, more than 20% of the Fund's assets are already invested in such companies. The largest company in the primary benchmark, the MSCI China Small Cap Index, had a market capitalization of  $2.5 billion on March 31, 2011. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund's investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management.
Larger portions of their stock may be held by a small number of investors including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies.  Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Past Performance
The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund's primary benchmark index is the Morgan Stanley Capital
International ("MSCI") China Small Cap Index, which is a free float-adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong Exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as
Red Chips (issued by entities owned by national or local governments in China)
and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews China Small Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China and Taiwan.
China includes its administrative and other districts, such as Hong Kong. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region ("Small
Companies"). The Fund shall not invest in any company that has a market capitalization (the number of the company's shares outstanding times the market price per share for such securities) higher than the greater of  $3 billion or the market capitalization of the largest company included in the Fund's primary benchmark index if, at the time of purchase, more than 20% of the Fund's assets are already invested in such companies. The largest company in the primary benchmark, the MSCI China Small Cap Index, had a market capitalization of  $2.5 billion on March 31, 2011. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund's investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management.
Larger portions of their stock may be held by a small number of investors including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies.  Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund's primary benchmark index is the Morgan Stanley Capital
International ("MSCI") China Small Cap Index, which is a free float-adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong Exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as
Red Chips (issued by entities owned by national or local governments in China)
and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).

MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	1.99%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	627

[1]	"Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
[2]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2014 to the extent needed to limit Total Annual Operating Expenses to 2.00%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days' written notice.

MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND
Matthews Asia Science and Technology Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.59%
Total Annual Operating Expenses	1.26%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND Investor Class Shares	128	400	692	1,523

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Asia Science and Technology Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services. Asia includes China, Hong Kong,
India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South
Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Matthews considers science- and technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science-and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q4 2001
34.50%

Worst Quarter
Q3 2001
-29.23%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asia Science and Technology Fund Return before taxes		23.58%	8.70%	9.16%	0.42%	Dec 27, 1999
Investor Class Shares After Taxes on Distributions	Matthews Asia Science and Technology Fund Return after taxes on distributions	[1]	23.77%	8.74%	9.14%	0.24%	Dec 27, 1999
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asia Science and Technology Fund Return after taxes on distributions and sale of Fund shares	[1]	15.61%	7.61%	8.15%	0.23%	Dec 27, 1999
MSCI AC Asia IT and Telecom Services Index	MSCI AC Asia IT and Telecom Services Index	[2]	18.40%	4.80%	3.13%	(4.30%)	Dec 31, 1999
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Formerly known as MSCI/Matthews Asian Technology Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews Asia Science and Technology Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews Asia Science and Technology Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services. Asia includes China, Hong Kong,
India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South
Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors.

Matthews considers science- and technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Matthews considers science- and technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.
Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science-and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4 2001
34.50%

Worst Quarter
Q3 2001
-29.23%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.23%)
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | MSCI AC Asia IT and Telecom Services Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC Asia IT and Telecom Services Index	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2001	rr_AnnualReturn2001	(5.49%)
Annual Return 2002	rr_AnnualReturn2002	(24.87%)
Annual Return 2003	rr_AnnualReturn2003	64.95%
Annual Return 2004	rr_AnnualReturn2004	12.84%
Annual Return 2005	rr_AnnualReturn2005	19.82%
Annual Return 2006	rr_AnnualReturn2006	21.29%
Annual Return 2007	rr_AnnualReturn2007	23.74%
Annual Return 2008	rr_AnnualReturn2008	(51.94%)
Annual Return 2009	rr_AnnualReturn2009	70.28%
Annual Return 2010	rr_AnnualReturn2010	23.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Science and Technology Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1999
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Science and Technology Fund Return after taxes on distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1999
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews Asia Science and Technology Fund Return after taxes on distributions and sale of Fund shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1999

[1]	Formerly known as MSCI/Matthews Asian Technology Index.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.